UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
APRIL 30, 2019

AC Alternatives® Emerging Opportunities Total Return Fund
Investor Class (AEOVX)
I Class (AEOUX)
Y Class (AEOWX)
A Class (AEOLX)
R Class (AEORX)
R5 Class (AEOJX)
R6 Class (AEODX)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2019
Portfolio at a Glance
Average Duration (effective)	3.6 years
Weighted Average Life to Maturity	5.7 years

Bond Holdings by Country	% of net assets
United States	15.7%
Mexico	7.3%
Indonesia	6.7%
Russia	6.7%
South Africa	6.3%
Peru	5.6%
Colombia	3.3%
Brazil	3.0%
Turkey	2.7%
Hungary	2.5%
Other Countries	25.9%
Cash and Equivalents*	14.3%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	45.6%
Corporate Bonds	24.4%
U.S. Treasury Securities	15.7%
Temporary Cash Investments	13.5%
Other Assets and Liabilities	0.8%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,055.50	$5.15	1.01%
I Class	$1,000	$1,056.50	$4.64	0.91%
Y Class	$1,000	$1,057.60	$4.13	0.81%
A Class	$1,000	$1,054.00	$6.42	1.26%
R Class	$1,000	$1,053.40	$7.69	1.51%
R5 Class	$1,000	$1,057.60	$4.13	0.81%
R6 Class	$1,000	$1,057.10	$3.88	0.76%
Hypothetical
Investor Class	$1,000	$1,019.79	$5.06	1.01%
I Class	$1,000	$1,020.28	$4.56	0.91%
Y Class	$1,000	$1,020.78	$4.06	0.81%
A Class	$1,000	$1,018.55	$6.31	1.26%
R Class	$1,000	$1,017.31	$7.55	1.51%
R5 Class	$1,000	$1,020.78	$4.06	0.81%
R6 Class	$1,000	$1,021.03	$3.81	0.76%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 45.6%
Colombia — 2.0%
Colombian TES, 7.50%, 8/26/26	COP	1,375,000,000	$454,387
Croatia — 1.3%
Croatia Government International Bond, 6.625%, 7/14/20		$300,000	312,698
Dominican Republic — 2.1%
Dominican Republic International Bond, 6.00%, 7/19/28		450,000	475,875
Egypt — 1.1%
Egypt Government International Bond, 8.50%, 1/31/47		250,000	255,123
El Salvador — 0.7%
El Salvador Government International Bond, 8.625%, 2/28/29		140,000	155,400
Ghana — 1.3%
Ghana Government International Bond, 8.125%, 1/18/26		300,000	310,976
Hungary — 2.5%
Hungary Government Bond, 2.50%, 10/27/21	HUF	120,000,000	432,074
Hungary Government Bond, 6.75%, 10/22/28	HUF	35,000,000	158,249
			590,323
Indonesia — 4.5%
Indonesia Treasury Bond, 6.125%, 5/15/28	IDR	16,580,000,000	1,047,158
Jordan — 0.8%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$200,000	195,367
Malaysia — 1.1%
Malaysia Government Bond, 3.73%, 6/15/28	MYR	1,050,000	251,354
Mexico — 3.9%
Mexican Bonos, 8.00%, 12/7/23	MXN	2,200,000	116,328
Mexican Bonos, 5.75%, 3/5/26	MXN	8,830,000	410,061
Mexican Bonos, 10.00%, 11/20/36	MXN	6,040,000	365,228
			891,617
Namibia — 0.8%
Namibia International Bonds, 5.25%, 10/29/25		$200,000	194,602
Nigeria — 1.1%
Nigeria Government International Bond, MTN, 6.50%, 11/28/27		250,000	246,568
Peru — 5.6%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	4,054,000	1,293,223
Russia — 5.9%
Russian Federal Bond - OFZ, 6.70%, 5/15/19	RUB	15,000,000	232,004
Russian Federal Bond - OFZ, 7.10%, 10/16/24	RUB	41,000,000	615,867
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20		$300,000	305,988
Russian Foreign Bond - Eurobond, 4.75%, 5/27/26		200,000	208,046
			1,361,905
Senegal — 0.6%
Senegal Government International Bond, 6.75%, 3/13/48(1)		150,000	138,572

		Principal Amount	Value
Serbia — 2.4%
Serbia International Bond, 4.875%, 2/25/20		$560,000	$566,980
South Africa — 6.3%
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	3,540,000	273,831
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	2,900,000	187,477
Republic of South Africa Government Bond, 8.25%, 3/31/32	ZAR	3,400,000	218,630
Republic of South Africa Government International Bond, 6.875%, 5/27/19		$600,000	602,082
Republic of South Africa Government International Bond, 4.30%, 10/12/28		200,000	186,878
			1,468,898
Turkey — 1.6%
Turkey Government International Bond, 6.875%, 3/17/36		400,000	359,058
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $10,460,562)			10,570,084
CORPORATE BONDS — 24.4%
Brazil — 3.0%
Banco do Brasil SA, 6.00%, 1/22/20		275,000	281,666
Banco do Brasil SA, 3.875%, 10/10/22		200,000	199,750
Minerva Luxembourg SA, 5.875%, 1/19/28		225,000	209,830
			691,246
Chile — 1.9%
Engie Energia Chile SA, 5.625%, 1/15/21		225,000	234,578
Inversiones CMPC SA/Cayman Islands Branch, 4.375%, 5/15/23		200,000	204,209
			438,787
China — 0.9%
Tencent Holdings Ltd., 3.98%, 4/11/29(1)		200,000	201,866
Colombia — 1.3%
Millicom International Cellular SA, 5.125%, 1/15/28(1)		300,000	295,500
Croatia — 1.1%
Hrvatska Elektroprivreda, 5.875%, 10/23/22		250,000	268,916
Hong Kong — 1.3%
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		300,000	297,412
Indonesia — 2.2%
Listrindo Capital BV, 4.95%, 9/14/26		200,000	193,800
Majapahit Holding BV, 7.75%, 1/20/20(1)		300,000	310,689
			504,489
Kazakhstan — 1.3%
KazMunayGas National Co. JSC, 3.875%, 4/19/22		300,000	303,773
Malaysia — 1.3%
Petronas Capital Ltd., 5.25%, 8/12/19		300,000	302,361
Mexico — 3.4%
Cemex SAB de CV, 6.125%, 5/5/25		325,000	339,788
Cometa Energia SA de CV, 6.375%, 4/24/35(1)		340,011	341,286

	Principal Amount/Shares	Value
Petroleos Mexicanos, 3.50%, 7/23/20	$100,000	$100,413
		781,487
Oman — 1.2%
Oztel Holdings SPC Ltd., 6.625%, 4/24/28	300,000	294,115
Qatar — 1.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19	350,000	353,784
Russia — 0.8%
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	150,000	179,851
Saudi Arabia — 2.1%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	300,000	287,580
Saudi Arabian Oil Co., 3.50%, 4/16/29(1)	200,000	196,849
		484,429
Turkey — 1.1%
Turk Telekomunikasyon AS, 3.75%, 6/19/19(1)	250,000	249,400
TOTAL CORPORATE BONDS (Cost $5,593,164)		5,647,416
U.S. TREASURY SECURITIES — 15.7%
U.S. Treasury Notes, 2.625%, 7/15/21	2,793,000	2,814,711
U.S. Treasury Notes, 2.50%, 2/15/22	534,000	537,797
U.S. Treasury Notes, 2.125%, 9/30/24(2)	276,000	273,407
TOTAL U.S. TREASURY SECURITIES (Cost $3,598,403)		3,625,915
TEMPORARY CASH INVESTMENTS — 13.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $2,733,308), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $2,678,397)		2,678,218
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $460,780), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $447,016)		447,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,893	1,893
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,127,111)		3,127,111
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $22,779,240)		22,970,526
OTHER ASSETS AND LIABILITIES — 0.8%		184,678
TOTAL NET ASSETS — 100.0%		$23,155,204

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	9,353,196	USD	206,929	Goldman Sachs & Co.	6/19/19	$(10,219)
USD	188,573	ARS	9,353,196	Goldman Sachs & Co.	6/19/19	(8,138)
BRL	960,540	USD	243,101	Goldman Sachs & Co.	6/19/19	955
BRL	5,368,307	USD	1,388,092	Goldman Sachs & Co.	6/19/19	(24,100)
USD	204,036	BRL	810,124	Goldman Sachs & Co.	6/19/19	(1,802)
USD	227,088	BRL	872,133	Goldman Sachs & Co.	6/19/19	5,495
USD	258,982	BRL	992,521	Goldman Sachs & Co.	6/19/19	6,800
CAD	467,739	USD	349,294	Morgan Stanley	6/19/19	277
CAD	461,577	USD	348,458	Morgan Stanley	6/19/19	(3,492)
CLP	152,726,804	USD	223,050	Goldman Sachs & Co.	6/19/19	2,375
CLP	29,548,678	USD	44,353	Goldman Sachs & Co.	6/19/19	(739)
USD	272,081	CLP	182,275,482	Goldman Sachs & Co.	6/19/19	3,042
COP	761,919,311	USD	234,149	Goldman Sachs & Co.	6/19/19	948
COP	736,042,726	USD	228,230	Goldman Sachs & Co.	6/19/19	(1,118)
COP	1,339,254,120	USD	424,352	Goldman Sachs & Co.	6/19/19	(11,113)
COP	904,717,585	USD	284,662	Goldman Sachs & Co.	6/19/19	(5,503)
USD	243,493	COP	756,983,092	Goldman Sachs & Co.	6/19/19	9,919
USD	45,134	COP	142,717,212	Goldman Sachs & Co.	6/19/19	1,097
USD	444,801	COP	1,417,246,110	Goldman Sachs & Co.	6/19/19	7,497
CZK	10,631,166	USD	462,409	UBS AG	6/19/19	3,370
CZK	5,343,946	USD	232,250	UBS AG	6/19/19	1,882
CZK	5,264,433	USD	232,442	UBS AG	6/19/19	(1,793)
CZK	5,317,494	USD	233,808	UBS AG	6/19/19	(835)
CZK	5,187,333	USD	228,961	UBS AG	6/19/19	(1,690)
CZK	19,041,276	USD	838,347	UBS AG	6/19/19	(4,099)
USD	232,817	CZK	5,236,295	UBS AG	6/19/19	3,402
USD	343,000	CZK	7,711,163	UBS AG	6/19/19	5,154
USD	347,965	CZK	7,854,443	UBS AG	6/19/19	3,842
USD	227,858	CZK	5,261,467	UBS AG	6/19/19	(2,660)
USD	151,110	CZK	3,426,708	UBS AG	6/19/19	977
EUR	733,006	USD	829,577	JPMorgan Chase Bank N.A.	6/19/19	(4,078)
USD	223,245	EUR	196,632	JPMorgan Chase Bank N.A.	6/19/19	1,802
USD	460,730	EUR	411,408	JPMorgan Chase Bank N.A.	6/19/19	(2,591)
USD	142,281	EUR	124,966	JPMorgan Chase Bank N.A.	6/19/19	1,547
HUF	40,929,513	USD	147,806	UBS AG	6/19/19	(5,603)
USD	166,044	HUF	47,092,815	UBS AG	6/19/19	2,427
USD	65,393	HUF	18,204,440	UBS AG	6/19/19	2,144
USD	1,218,477	HUF	340,659,469	UBS AG	6/19/19	34,907
IDR	3,446,303,876	USD	240,916	Goldman Sachs & Co.	6/19/19	(82)
IDR	3,123,189,250	USD	218,039	Goldman Sachs & Co.	6/19/19	215
IDR	3,200,184,317	USD	221,573	Goldman Sachs & Co.	6/19/19	2,061
IDR	2,359,682,970	USD	163,867	Goldman Sachs & Co.	6/19/19	1,032

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	237,101	IDR	3,424,206,753	Goldman Sachs & Co.	6/19/19	$(2,189)
USD	759,270	IDR	10,978,280,949	Goldman Sachs & Co.	6/19/19	(7,913)
INR	19,485,446	USD	275,623	Goldman Sachs & Co.	6/19/19	2,361
USD	50,642	INR	3,569,442	Goldman Sachs & Co.	6/19/19	(281)
KZT	88,065,369	USD	230,236	Goldman Sachs & Co.	6/19/19	(646)
KZT	91,268,936	USD	237,896	Goldman Sachs & Co.	6/19/19	45
KZT	420,822,291	USD	1,095,606	Goldman Sachs & Co.	6/19/19	1,495
USD	444,065	KZT	170,965,028	Goldman Sachs & Co.	6/19/19	(1,648)
USD	196,742	KZT	75,549,079	Goldman Sachs & Co.	6/19/19	(217)
MXN	5,095,551	USD	267,228	Morgan Stanley	6/19/19	(482)
MXN	4,701,904	USD	239,582	Morgan Stanley	6/19/19	6,557
MXN	3,528,190	USD	179,873	Morgan Stanley	6/19/19	4,823
USD	247,964	MXN	4,747,723	Morgan Stanley	6/19/19	(573)
USD	275,990	MXN	5,302,327	Morgan Stanley	6/19/19	(1,580)
USD	220,117	MXN	4,314,529	Morgan Stanley	6/19/19	(5,743)
USD	156,959	MXN	3,098,299	Morgan Stanley	6/19/19	(5,233)
MYR	1,525,316	USD	367,546	Goldman Sachs & Co.	6/19/19	633
MYR	5,702,404	USD	1,396,553	Goldman Sachs & Co.	6/19/19	(20,114)
USD	303,399	MYR	1,229,981	Goldman Sachs & Co.	6/19/19	6,508
USD	308,327	MYR	1,258,592	Goldman Sachs & Co.	6/19/19	4,530
NOK	1,983,438	USD	235,015	Goldman Sachs & Co.	6/19/19	(4,683)
NOK	7,274,440	USD	840,208	Goldman Sachs & Co.	6/19/19	4,554
USD	229,578	NOK	1,965,619	Goldman Sachs & Co.	6/19/19	1,316
USD	155,715	NOK	1,338,753	Goldman Sachs & Co.	6/19/19	249
PEN	985,268	USD	298,205	Goldman Sachs & Co.	6/19/19	(851)
PEN	830,772	USD	250,776	Goldman Sachs & Co.	6/19/19	(49)
USD	226,436	PEN	749,458	Goldman Sachs & Co.	6/19/19	250
USD	2,298,731	PEN	7,624,661	Goldman Sachs & Co.	6/19/19	(2,391)
PHP	12,248,431	USD	231,601	Goldman Sachs & Co.	6/19/19	4,177
PHP	17,464,888	USD	330,087	Goldman Sachs & Co.	6/19/19	6,106
PHP	6,302,259	USD	118,031	Goldman Sachs & Co.	6/19/19	3,285
USD	462,912	PHP	24,091,305	Goldman Sachs & Co.	6/19/19	(838)
USD	685,371	PHP	36,015,578	Goldman Sachs & Co.	6/19/19	(7,916)
PLN	874,608	USD	232,309	Goldman Sachs & Co.	6/19/19	(3,139)
PLN	889,543	USD	232,354	Goldman Sachs & Co.	6/19/19	729
USD	231,084	PLN	874,608	Goldman Sachs & Co.	6/19/19	1,915
RUB	14,281,713	USD	219,420	Goldman Sachs & Co.	6/19/19	337
USD	100,065	RUB	6,659,293	Goldman Sachs & Co.	6/19/19	(2,404)
USD	239,326	RUB	15,493,037	Goldman Sachs & Co.	6/19/19	930
USD	284,548	RUB	19,022,934	Goldman Sachs & Co.	6/19/19	(8,164)
SEK	7,793,044	USD	833,949	Goldman Sachs & Co.	6/19/19	(10,253)
USD	347,292	SEK	3,209,147	Goldman Sachs & Co.	6/19/19	8,098
USD	347,359	SEK	3,222,555	Goldman Sachs & Co.	6/19/19	6,747
USD	146,517	SEK	1,361,342	Goldman Sachs & Co.	6/19/19	2,628
THB	7,338,294	USD	231,675	Goldman Sachs & Co.	6/19/19	(1,998)
THB	7,351,149	USD	230,863	Goldman Sachs & Co.	6/19/19	(784)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	228,930	THB	7,303,082	Goldman Sachs & Co.	6/19/19	$355
TRY	1,344,201	USD	227,742	Goldman Sachs & Co.	6/19/19	(9,098)
TRY	1,435,495	USD	239,367	Goldman Sachs & Co.	6/19/19	(5,874)
TRY	2,940,817	USD	513,814	Goldman Sachs & Co.	6/19/19	(35,471)
USD	227,295	TRY	1,379,909	Goldman Sachs & Co.	6/19/19	2,844
USD	198,127	TRY	1,207,325	Goldman Sachs & Co.	6/19/19	1,747
USD	79,943	TRY	461,106	Goldman Sachs & Co.	6/19/19	4,941
TWD	7,220,066	USD	234,723	Goldman Sachs & Co.	6/19/19	(876)
TWD	21,397,656	USD	694,774	Goldman Sachs & Co.	6/19/19	(1,739)
USD	222,758	TWD	6,848,480	Goldman Sachs & Co.	6/19/19	947
USD	123,571	TWD	3,806,984	Goldman Sachs & Co.	6/19/19	269
ZAR	3,576,549	USD	245,592	UBS AG	6/19/19	3,042
USD	106,574	ZAR	1,543,465	UBS AG	6/19/19	(724)
USD	126,995	ZAR	1,839,071	UBS AG	6/19/19	(853)
						$(48,794)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	40	June 2019	USD	8,000,000	$8,520,312	$12,207

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	2	June 2019	EUR	200,000	$370,824	$(5,432)
U.S. Treasury 5-Year Notes	14	June 2019	USD	1,400,000	1,618,969	7,195
U.S. Treasury 10-Year Notes	1	June 2019	USD	100,000	123,672	(1,065)
U.S. Treasury 10-Year Ultra Notes	10	June 2019	USD	1,000,000	1,317,813	(17,725)
					$3,431,278	$(17,027)

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A. / Colombia Government International Bond	Buy	(1.00)%	6/20/24	$910,000	$5,803	$(7,870)	$(2,067)
Bank of America N.A. / Korean Government International Bond	Buy	(1.00)%	6/20/24	$1,360,000	(44,801)	(1,637)	(46,438)
Goldman Sachs & Co. / Qatar Government International Bond	Buy	(1.00)%	6/20/24	$1,800,000	(20,670)	(11,770)	(32,440)
					$(59,668)	$(21,277)	$(80,945)

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KZT	-	Kazakhstani Tenge
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,520,164, which represented 15.2% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $59,444.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $19,654,022)	$19,845,308
Repurchase agreements, at value (cost of $3,125,218)	3,125,218
Total investment securities, at value (cost of $22,779,240)	22,970,526
Foreign currency holdings, at value (cost of $71,961)	73,733
Receivable for variation margin on futures contracts	1,143
Unrealized appreciation on forward foreign currency exchange contracts	185,585
Interest receivable	266,840
23,497,827

Liabilities
Payable for variation margin on futures contracts	1,328
Unrealized depreciation on forward foreign currency exchange contracts	234,379
Swap agreements, at value (including net premiums paid (received) of $(59,668))	80,945
Accrued management fees	17,500
Distribution and service fees payable	2,262
Accrued foreign taxes	6,209
342,623

Net Assets	$23,155,204

Net Assets Consist of:
Capital (par value and paid-in surplus)	$23,540,181
Distributable earnings	(384,977)
$23,155,204

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$7,670,819	777,977	$9.86
I Class, $0.01 Par Value	$5,302	537	$9.87
Y Class, $0.01 Par Value	$5,312	538	$9.87
A Class, $0.01 Par Value	$6,603,405	670,098	$9.85*
R Class, $0.01 Par Value	$2,192,700	222,688	$9.85
R5 Class, $0.01 Par Value	$4,450,000	450,906	$9.87
R6 Class, $0.01 Par Value	$2,227,666	225,689	$9.87
*Maximum offering price $10.31 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $5,083)	$653,387

Expenses:
Management fees	119,753
Distribution and service fees:
A Class	8,009
R Class	5,328
Directors' fees and expenses	890
Other expenses	3,391
137,371

Net investment income (loss)	516,016

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(1,582))	(237,186)
Forward foreign currency exchange contract transactions	175,324
Futures contract transactions	(28,361)
Swap agreement transactions	64,538
Foreign currency translation transactions	(7,190)
(32,875)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(4,895))	1,527,824
Forward foreign currency exchange contracts	(450,995)
Futures contracts	(10,200)
Swap agreements	(118,577)
Translation of assets and liabilities in foreign currencies	13,931
961,983

Net realized and unrealized gain (loss)	929,108

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,445,124

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$516,016	$962,903
Net realized gain (loss)	(32,875)	(152,242)
Change in net unrealized appreciation (depreciation)	961,983	(1,516,824)
Net increase (decrease) in net assets resulting from operations	1,445,124	(706,163)

Distributions to Shareholders
From earnings:
Investor Class	(641,126)	(716,101)
I Class	(275)	(303)
Y Class	(281)	(307)
A Class	(322,474)	(359,357)
R Class	(102,313)	(114,523)
R5 Class	(235,054)	(259,152)
R6 Class	(118,657)	(130,682)
Decrease in net assets from distributions	(1,420,180)	(1,580,425)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,435,751)	1,488,360

Net increase (decrease) in net assets	(3,410,807)	(798,228)

Net Assets
Beginning of period	26,566,011	27,364,239
End of period	$23,155,204	$26,566,011

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Emerging Opportunities Total Return Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 98% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	R Class	R5 Class	R6 Class
0.98%	0.88%	0.78%	0.98%	0.98%	0.78%	0.73%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2019 totaled $23,751,248, of which $5,856,509 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 totaled $30,268,559, of which $7,128,328 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	23,800	$233,927	25,366	$260,066
Issued in reinvestment of distributions	67,971	638,923	70,069	716,101
Redeemed	(518,884)	(5,083,845)	(35,225)	(357,374)
	(427,113)	(4,210,995)	60,210	618,793
I Class/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	29	275	30	303
Y Class/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	30	281	30	307
A Class/Shares Authorized	45,000,000		45,000,000
Issued in reinvestment of distributions	34,306	322,474	35,162	359,357
R Class/Shares Authorized	35,000,000		35,000,000
Sold	647	6,312	1,184	12,016
Issued in reinvestment of distributions	10,884	102,313	11,206	114,523
Redeemed	(1,036)	(10,122)	(679)	(6,773)
	10,495	98,503	11,711	119,766
R5 Class/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	25,006	235,054	25,357	259,152
R6 Class/Shares Authorized	40,000,000		40,000,000
Issued in reinvestment of distributions	12,623	118,657	12,787	130,682
Net increase (decrease)	(344,624)	$(3,435,751)	145,287	$1,488,360

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$10,570,084	—
Corporate Bonds	—	5,647,416	—
U.S. Treasury Securities	—	3,625,915	—
Temporary Cash Investments	$1,893	3,125,218	—
	$1,893	$22,968,633	—
Other Financial Instruments
Futures Contracts	$19,402	—	—
Forward Foreign Currency Exchange Contracts	—	$185,585	—
	$19,402	$185,585	—

Liabilities
Other Financial Instruments
Futures Contracts	$18,790	$5,432	—
Swap Agreements	—	80,945	—
Forward Foreign Currency Exchange Contracts	—	234,379	—
	$18,790	$320,756	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $5,081,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $28,032,882.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $3,450,000 futures contracts purchased and $1,836,107 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $7,246,184.

Value of Derivative Instruments as of April 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	—	Swap agreements	$80,945
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$185,585	Unrealized depreciation on forward foreign currency exchange contracts	234,379
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,143	Payable for variation margin on futures contracts*	1,328
		$186,728		$316,652

* Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(51,307)	Change in net unrealized appreciation (depreciation) on swap agreements	$(32,576)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	175,324	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(450,995)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(28,361)	Change in net unrealized appreciation (depreciation) on futures contracts	(10,200)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	115,845	Change in net unrealized appreciation (depreciation) on swap agreements	(86,001)
		$211,501		$(579,772)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Goldman Sachs & Co.	$109,432	$(109,432)	—	—
JPMorgan Chase Bank N.A.	3,349	(3,349)	—	—
Morgan Stanley	11,657	(11,657)	—	—
UBS AG	61,147	(18,257)	—	$42,890
	$185,585	$(142,695)	—	$42,890

Liabilities
Bank of America N.A.	$48,505	—	—	$48,505
Goldman Sachs & Co.	224,790	$(109,432)	—	115,358
JPMorgan Chase Bank N.A.	6,669	(3,349)	—	3,320
Morgan Stanley	17,103	(11,657)	—	5,446
UBS AG	18,257	(18,257)	—	—
	$315,324	$(142,695)	—	$172,629

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Issuers of high-yield securities (also known as “junk bonds”) are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$22,789,752
Gross tax appreciation of investments	$310,866
Gross tax depreciation of investments	(130,092)
Net tax appreciation (depreciation) of investments	$180,774

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2018, the fund had accumulated short-term capital losses of $(233,796) and accumulated long-term capital losses of $(130,330), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

11. Subsequent Events

On June 19, 2019, the Board of Directors approved a plan of liquidation for the fund. The liquidation date is expected to be August 23, 2019.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.87	0.20	0.32	0.52	(0.53)	—	(0.53)	$9.86	5.55%	1.01%(4)	1.01%(4)	4.04%(4)	4.04%(4)	103%	$7,671
2018	$10.74	0.36	(0.60)	(0.24)	(0.48)	(0.15)	(0.63)	$9.87	(2.48)%	1.16%	1.23%	3.57%	3.50%	127%	$11,892
2017(5)	$10.00	0.20	0.55	0.75	(0.01)	—	(0.01)	$10.74	7.53%	1.21%(4)	1.31%(4)	2.15%(4)	2.05%(4)	208%	$12,301
I Class
2019(3)	$9.88	0.20	0.33	0.53	(0.54)	—	(0.54)	$9.87	5.65%	0.91%(4)	0.91%(4)	4.14%(4)	4.14%(4)	103%	$5
2018	$10.75	0.38	(0.61)	(0.23)	(0.49)	(0.15)	(0.64)	$9.88	(2.40)%	1.06%	1.13%	3.67%	3.60%	127%	$5
2017(6)	$10.45	0.13	0.17	0.30	—	—	—	$10.75	2.87%	1.11%(4)	1.21%(4)	2.21%(4)	2.11%(4)	208%(7)	$5
Y Class
2019(3)	$9.88	0.21	0.33	0.54	(0.55)	—	(0.55)	$9.87	5.76%	0.81%(4)	0.81%(4)	4.24%(4)	4.24%(4)	103%	$5
2018	$10.75	0.39	(0.62)	(0.23)	(0.49)	(0.15)	(0.64)	$9.88	(2.33)%	0.96%	1.03%	3.77%	3.70%	127%	$5
2017(6)	$10.45	0.14	0.16	0.30	—	—	—	$10.75	2.87%	1.01%(4)	1.11%(4)	2.31%(4)	2.21%(4)	208%(7)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$9.85	0.18	0.33	0.51	(0.51)	—	(0.51)	$9.85	5.40%	1.26%(4)	1.26%(4)	3.79%(4)	3.79%(4)	103%	$6,603
2018	$10.72	0.34	(0.61)	(0.27)	(0.45)	(0.15)	(0.60)	$9.85	(2.74)%	1.41%	1.48%	3.32%	3.25%	127%	$6,261
2017(5)	$10.00	0.18	0.55	0.73	(0.01)	—	(0.01)	$10.72	7.31%	1.46%(4)	1.56%(4)	1.90%(4)	1.80%(4)	208%	$6,440
R Class
2019(3)	$9.83	0.17	0.33	0.50	(0.48)	—	(0.48)	$9.85	5.34%	1.51%(4)	1.51%(4)	3.54%(4)	3.54%(4)	103%	$2,193
2018	$10.70	0.31	(0.61)	(0.30)	(0.42)	(0.15)	(0.57)	$9.83	(3.00)%	1.66%	1.73%	3.07%	3.00%	127%	$2,085
2017(5)	$10.00	0.16	0.55	0.71	(0.01)	—	(0.01)	$10.70	7.09%	1.71%(4)	1.81%(4)	1.65%(4)	1.55%(4)	208%	$2,145
R5 Class
2019(3)	$9.89	0.21	0.32	0.53	(0.55)	—	(0.55)	$9.87	5.76%	0.81%(4)	0.81%(4)	4.24%(4)	4.24%(4)	103%	$4,450
2018	$10.76	0.39	(0.61)	(0.22)	(0.50)	(0.15)	(0.65)	$9.89	(2.37)%	0.96%	1.03%	3.77%	3.70%	127%	$4,210
2017(5)	$10.00	0.22	0.55	0.77	(0.01)	—	(0.01)	$10.76	7.75%	1.01%(4)	1.11%(4)	2.35%(4)	2.25%(4)	208%	$4,311
R6 Class
2019(3)	$9.89	0.21	0.33	0.54	(0.56)	—	(0.56)	$9.87	5.71%	0.76%(4)	0.76%(4)	4.29%(4)	4.29%(4)	103%	$2,228
2018	$10.77	0.39	(0.61)	(0.22)	(0.51)	(0.15)	(0.66)	$9.89	(2.31)%	0.91%	0.98%	3.82%	3.75%	127%	$2,107
2017(5)	$10.00	0.23	0.55	0.78	(0.01)	—	(0.01)	$10.77	7.85%	0.96%(4)	1.06%(4)	2.40%(4)	2.30%(4)	208%	$2,156

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	December 6, 2016 (fund inception) through October 31, 2017.

(6)	April 10, 2017 (commencement of sale) through October 31, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period December 6, 2016 (fund inception) through October 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92551 1906

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2019